Lease obligation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [abstract]
Discounted incremental borrowing rate	11.00%
Right of use assets in property, plant and equipment	$ 0	$ 1,417
Expenses related to low value assets	20
Expenses related to short-term leases		142
Variable lease payments expenses not included in measurement of lease liabilities	$ 161	$ 98